Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
In fiscal year 2024, we did not grant any stock options, stock appreciation rights, or similar awards as part of our equity compensation programs, and none of our NEOs held any such awards during 2024. Our policy is to grant annual equity awards on a predetermined schedule (on January 2 for RSUs and RPSUs, and during the first week of June for DSUs to directors).

Award Timing Method	Our policy is to grant annual equity awards on a predetermined schedule (on January 2 for RSUs and RPSUs, and during the first week of June for DSUs to directors).
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Our policy is to grant annual equity awards on a predetermined schedule (on January 2 for RSUs and RPSUs, and during the first week of June for DSUs to directors).
MNPI Disclosure Timed for Compensation Value	false